Equity (Details) - Schedule of Summary of Activity - Warrants [member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Equity (Details) - Schedule of Summary of Activity [Line Items]
Warrant Outstanding, Balance	3,247,500	3,916,000
Weighted- Average Exercise Price, Balance	$ 3	$ 3.08
Weighted- Average Life (years), Balance		1 year 7 months 6 days
Warrant Outstanding, Grants	4,166,667
Weighted- Average Exercise Price, Grants	$ 1.2
Weighted- Average Life (years), Grants	5 years
Warrant Outstanding, Exercised	(816,667)	(668,500)
Weighted- Average Exercise Price, Exercised	$ 3	$ 3.48
Weighted- Average Life (years), Exercised	2 years 8 months 15 days	2 years 10 days
Warrant Outstanding, Expired
Weighted- Average Exercise Price, Expired
Warrant Outstanding, Balance	6,597,500	3,247,500
Weighted- Average Exercise Price, Balance	$ 1.86	$ 3
Weighted- Average Life (years), Balance	3 years 4 months 20 days	5 months 8 days